ULTIMUS
                                Your Fund Matters



January 26, 2004


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:   Millennium Income Trust
            File No. 33-85196


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Millennium Income Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ John F. Splain

John F. Splain
Managing Director










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Ultimus Fund Solutions, LLC            135 Merchant Street, Suite 230           Phone: (513)587-3400
www.ultimusfundsolutions.com           Cincinnati, Ohio 45246                   Fax: (513) 587-3450
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